Inventory, Net (Tables)	6 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consists of the following:
	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Raw materials	$551,993	$635,395
Finished goods	2,870,300	2,777,617
Inventory valuation allowance	(36,241)	(69,746)
Total inventory, net	$3,386,052	$3,343,266